Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 8 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued (August 15, 2024). Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements, except as disclosed below.

A.	New Standby Equity Purchase Agreement (“New SEPA”)

On July 16, 2024 (the “Effective Date”), the Company a second Standby Equity Purchase Agreement (the “New SEPA”) with Yorkville.

Pursuant to the New SEPA, subject to certain terms and conditions set forth in the agreement, the Company has the right, but not the obligation, to issue (each such issuance, an “Advance”) to Yorkville, and Yorkville has the obligation to subscribe for the Company’s ADSs”, each representing 5 ordinary shares of the Company, par value NIS 0.01 per share for an aggregate subscription amount of up to $15 million (the “Commitment Amount”), at any time from Effective Date until July 16, 2027, unless earlier terminated pursuant to the New SEPA (the “Commitment Period”), by delivering written notice to Yorkville (each, an “Advance Notice”). The Company will not have the right to require Yorkville to subscribe for any ADSs under the New SEPA if a balance remains outstanding under a Promissory Note without Yorkville’s consent, unless an Amortization Event (as defined in the agreement) has occurred and the proceeds of any Advance is applied towards repayment of a balance under a Promissory Note.

Under the New SEPA, Yorkville advanced to the Company the principal amount of $3,000,000 (the “Pre-Paid Advance”), which shall be evidenced by convertible promissory notes (the “Promissory Notes”), which are convertible into Company’s ADSs. The Pre-Paid Advance is subject to a discount in the amount equal to 3% of the principal amount of the Pre-Paid Advance netted from the purchase price due and structured as an original issue discount (the “Original Issue Discount”). The Original Issue Discount does not reduce the principal amount of each Promissory Note.

The first Pre-Paid Advance in a principal amount of $1,000,000 was advanced on July 17, 2024, the second Pre-Paid Advance in a principal amount of $1,000,000 was subject to filing of F-1 Registration Statement, the second Pre-Paid Advance in a principal amount of $1,000,000 and was advanced on July 26, 2024. The third Pre-Paid Advance in a principal amount of $1,000,000 was subject to the effectiveness of the F-1 Registration Statement, which effectiveness was declared on August 6, 2024.

Principal, interest and any other payments due under the Promissory Notes shall be paid in cash on January 16, 2026 (the “Maturity Date”), unless converted by Yorkville or redeemed by the Company. Except as specifically permitted by the terms of the Promissory Notes, the Company may not prepay or redeem any portion of the outstanding principal and accrued and unpaid interest thereunder. Subject to the terms set forth in the Promissory Notes, at any time on or after the issuance date, Yorkville shall be entitled to convert any portion of the outstanding principal of the Promissory Notes plus accrued and unpaid interest on such outstanding principal of the Promissory Notes to, but excluding, the conversion date (such amount, the “Conversion Amount”) into ADSs at the Conversion Price (as defined in the agreement). The number of Conversion Shares issuable upon conversion of the Conversion Amount will be determined by dividing (x) such Conversion Amount by (y) the Conversion Price. The “Conversion Price” means, as of any conversion date or other date of determination and subject to adjustments set forth in the Promissory Notes, the lower of (i) $0.5284 per ADS, or (ii) 95% of the lowest daily VWAP during the 5 consecutive trading days immediately preceding the Conversion Date or other date of determination, but not lower than $0.0868 per ADS Share. The Conversion Price will be adjusted from time to time pursuant to the terms and conditions of the Promissory Notes.

On August 6, 2024, the SEC declared the F-1 Registration Statement effective and the third Pre-Paid Advance in a principal amount of $1,000,000 was advanced on August 8, 2024, on the second trading day after the effectiveness of the initial Registration Statement. Following effectiveness of Yorkville and the Company intend to utilize the New SEPA as the ongoing funding mechanism in lieu of previous SEPA.

B.	Micronet deal

On August 26, 2024, the Company completed an asset purchase agreement for the Generation-3 camera products and intellectual property (IP) of Micronet Ltd. (hereinafter - “Micronet”), an Israeli public company which is a developer of advanced telematics systems, cameras, and Driver Monitoring Systems (DMS).  Under the terms of the agreement, the Comapny will acquire the intellectual property and inventory related to Micronet’s Generation 3 camera at no upfront cost. The acquisition is structured as an earn-out agreement, with future royalty payments to Micronet contingent upon the sale of products incorporating the acquired camera technology, if any.